Employee Benefit Plans (Paid Benefit Obligations and Accumulated Benefit Obligations in Excess of Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accumulated benefit obligation [Abstract]
Projected benefit obligations	$ 2,476	$ 2,615
Accumulated benefit obligations	2,340	2,362
Estimated fair value of plan assets	839	853
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligations	10,437	10,944
Accumulated benefit obligations	10,052	10,304
Estimated fair value of plan assets	$ 8,715	$ 8,931